Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
STKd 100% Bitcoin & 100% Gold ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	26.37%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	9.65%